Putnam Floating Rate Income Fund
The fund's portfolio
11/30/24 (Unaudited)

SENIOR LOANS (84.2%)(a)(c)
	Principal amount	Value
Advertising and marketing services (0.5%)
Advantage Sales & Marketing, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.121%, 10/28/27	$1,109,094	$1,110,874
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.687%, 8/21/28	722,888	725,602

		1,836,476
Automotive (0.3%)
Wand NewCo 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.834%, 1/30/31	997,500	1,005,734

		1,005,734
Basic materials (0.5%)
AMG Critical Materials NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.187%, 11/16/28	497,442	497,753
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.085%, 3/2/28	1,351,236	1,364,383

		1,862,136
Broadcasting (0.3%)
Univision Communications, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.187%, 1/31/29	997,500	1,001,655

		1,001,655
Building materials (3.7%)
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.923%, 10/22/28	2,917,500	2,935,282
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.959%, 4/12/28	2,836,616	2,675,723
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 6/18/31	2,000,000	2,005,630
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.472%, 5/30/31	2,745,638	2,713,349
Park River Holdings, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.105%, 12/28/27	964,979	956,700
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default)(NON)	1,427,000	21,405
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 10/19/29	2,321,026	2,336,983

		13,645,072
Capital goods (9.8%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.423%, 3/3/28	2,110,850	1,824,682
Barnes Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 8/30/30	494,723	496,423
Bleriot US Bidco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 9.593%, 10/31/28	493,763	497,313
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.092%, 3/18/30	2,406,682	2,420,978
Chromalloy Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.354%, 3/21/31	748,125	747,657
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 5/6/30	2,572,727	2,593,103
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.053%, 9/28/28	1,349,949	1,317,888
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.854%, 10/4/28	620,313	595,168
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	987,342	932,510
DXP Enterprises, Inc./TX bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.323%, 10/7/30	1,485,000	1,506,347
Enviri Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.937%, 3/5/28	1,935,000	1,940,747
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.187%, 10/19/28	2,432,312	2,455,115
First Brands Group, LLC bank term loan FRN (CME Term SOFR 6 Month + 8.50%), 13.347%, 3/30/28	2,000,000	1,862,500
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.61%, 6/27/31	1,000,000	1,004,235
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	1,777,041	1,788,911
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 8.865%, 6/1/28	2,078,665	2,026,324
OT Merger Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 8.865%, 10/15/28	969,523	689,980
Plastipak Packaging, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 12/1/28	400,000	402,156
Pro Mach Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.073%, 8/31/28	2,933,486	2,970,844
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 2.50%), 7.073%, 9/25/28	925,899	933,571
Terex Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.323%, 10/1/31	923,077	930,189
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 7.104%, 2/28/31	2,310,134	2,312,202
TRC Cos., Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.437%, 11/17/28	1,984,733	2,004,084
Vertiv Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.553%, 3/2/27	1,142,266	1,149,959
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.803%, 1/20/31	997,500	1,002,408

		36,405,294
Chemicals (6.3%)
A-AP Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.854%, 8/1/31	1,000,000	1,010,000
ARC Falcon I, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.173%, 9/22/28	1,989,783	2,007,900
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 6.604%, 12/20/29	344,674	346,400
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.115%, 8/18/28	970,369	976,332
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.629%, 4/30/28	2,104,094	2,076,236
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 12.11%, 3/15/30	1,065,000	997,373
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.187%, 10/16/28	635,610	640,378
Mineral Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.588%, 11/21/31	1,111,000	1,117,249
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	1,445,858	1,463,627
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	742,514	751,565
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.104%, 6/6/31	2,267,562	2,289,534
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.085%, 3/16/27	2,086,674	2,101,489
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.354%, 4/4/29	1,977,500	1,989,246
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	2,721,769	2,725,906
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	1,964,697	1,981,583
Windsor Holdings III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.099%, 8/1/30	990,031	1,004,015

		23,478,833
Commercial and consumer services (3.6%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.423%, 5/5/28	1,944,874	1,959,899
Anticimex Global AB bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.40%), 7.97%, 11/16/28	497,500	501,542
Boost Newco Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.104%, 1/31/31	1,333,333	1,347,853
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.109%, 2/1/29	3,091,046	3,132,003
GBT US III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.626%, 7/28/31	1,000,000	1,008,645
Grant Thornton, LLP/Chicago bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 5/30/31	2,000,000	2,015,130
HomeServe USA, Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.606%, 10/21/30	995,000	1,000,970
Latham Pool Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.485%, 2/23/29	498,598	491,744
Neon Maple US Debt Mergersub, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.00%), 7.603%, 7/21/31	2,000,000	2,013,570

		13,471,356
Communication services (3.8%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 10.147%, 8/31/28	1,533,783	1,260,984
Asurion, LLC bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 4.25%), 7.937%, 12/23/26	2,086	2,089
Cogeco Financing 2 LP bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.187%, 9/1/28	1,734,170	1,728,317
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.073%, 9/13/29	1,877,520	1,636,569
Crown Subsea Communications Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.573%, 1/30/31	1,496,250	1,518,230
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27	1,233,808	1,139,952
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	808,417	799,415
First Opportunity Fund, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.379%, 7/20/28	1,940,000	1,953,338
Frontier Communications Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.763%, 6/21/31	1,500,000	1,516,245
Venga Finance SARL bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.026%, 6/29/29	250,000	251,469
Viasat, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.073%, 2/24/29	979,950	861,136
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.354%, 7/16/29	1,500,000	1,516,875

		14,184,619
Communications equipment (0.4%)
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.937%, 2/7/26	1,471,429	1,445,679

		1,445,679
Computers (4.8%)
Adeia, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.606%, 6/8/28	1,326,162	1,332,382
Central Parent, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.854%, 7/6/29	1,992,500	1,996,953
ConnectWise, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.365%, 9/30/28	1,350,317	1,358,419
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	1,995,000	1,977,125
Ivanti Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.121%, 12/1/27	1,940,250	1,486,959
LMI, Inc./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.173%, 9/30/28	1,940,000	1,916,604
McAfee Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.803%, 3/1/29	2,993,207	3,010,418
Project Sky Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.00%), 10.673%, 10/8/29	2,000,000	1,970,000
RealPage, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.687%, 4/22/28	2,931,990	2,917,696

		17,966,556
Construction (3.5%)
AZEK Group, LLC (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.573%, 9/23/31	2,500,000	2,513,288
Construction Partners, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 10/29/31	287,969	290,309
Core & Main LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.718%, 7/27/28	1,450,244	1,456,139
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.423%, 11/23/27	2,073,370	2,041,481
Janus International Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.218%, 7/25/30	1,915,200	1,921,185
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 3/18/31	1,493,121	1,493,592
Smyrna Ready Mix Concrete, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.073%, 4/1/29	1,169,476	1,179,709
TAMKO Building Products, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.375%, 9/20/30	1,995,377	2,010,343

		12,906,046
Consumer (0.2%)
Madison Safety & Flow, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 9/19/31	808,081	817,931

		817,931
Consumer staples (2.9%)
AIP RD Buyer Corp. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.50%), 9.073%, 12/26/28	497,500	499,055
Aramark Services, Inc. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 6.573%, 6/24/30	740,625	744,698
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.423%, 11/18/29	1,220,000	1,221,147
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.173%, 11/18/28	1,966,936	1,978,148
Brand Industrial Services, Inc. bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 4.50%), 9.071%, 8/1/30	1,883,535	1,877,649
Fender Muscial Instruments Corp bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.673%, 11/16/28	1,932,968	1,894,318
Golden State Foods Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.068%, 10/7/31	564,972	569,435
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.423%, 12/15/27	964,929	970,400
KUEHG Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.839%, 6/12/30	310,197	313,542
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 10.704%, 1/24/30	500,000	230,833
Soliant Lower Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.323%, 6/21/31	500,000	505,470

		10,804,695
Electronics (0.7%)
Roper Industrial Products Investment Co. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.854%, 11/23/29	985,075	990,754
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.847%, 4/24/28	1,832,222	1,821,055

		2,811,809
Energy (2.5%)
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.606%, 10/31/28	1,587,112	1,597,531
ChampionX Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.423%, 5/13/29	982,575	986,834
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.854%, 12/31/30	1,735,257	1,746,684
GIP II Blue Holding LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.323%, 9/22/28	1,845,603	1,860,829
GIP Pilot Acquisition Partners LP bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.09%, 10/4/30	1,313,565	1,325,058
Oryx Midstream Services Permian Basin, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.724%, 10/5/28	1,916,756	1,933,930

		9,450,866
Entertainment (1.6%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.006%, 3/1/28	937,179	943,233
Cedar Fair LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.553%, 4/18/31	1,995,000	2,003,858
Motion Finco SARL bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 8.104%, 11/30/29	1,990,013	1,977,575
SeaWorld Parks & Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 8/25/28	994,987	997,162

		5,921,828
Financials (6.4%)
Acrisure, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.25%), 7.849%, 11/6/30	1,496,250	1,502,639
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.349%, 9/12/31	2,743,716	2,763,540
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.187%, 3/11/28	1,399,250	1,395,752
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.573%, 8/9/30	2,217,650	2,234,427
AssuredPartners, Inc. bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 8.073%, 2/14/31	1,627,911	1,640,731
CoreLogic, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.50%), 11.187%, 6/4/29	2,500,000	2,454,475
Cushman & Wakefield US Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 1/31/30	399,000	399,748
Dragon Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.897%, 9/24/31	1,509,434	1,515,253
Greystar Real Estate Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.338%, 8/21/30	498,750	502,491
Greystone Select Financial, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 9.879%, 6/17/28	1,435,385	1,431,796
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.367%, 6/20/30	1,606,888	1,620,321
Jones Deslauriers Insurance Management, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.821%, 3/15/30	1,995,000	2,004,566
Osaic Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.685%, 8/16/28	2,664,199	2,677,866
USI, Inc./NY bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.078%, 11/23/29	1,634,703	1,646,767

		23,790,372
Forest products and packaging (2.1%)
Asplundh Tree Expert, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.323%, 5/8/31	996,500	1,000,800
BWAY Holding Co. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.573%, 4/16/27	1,461,738	1,473,220
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	1,962,803	1,890,258
Pregis TopCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.687%, 8/1/26	1,455,000	1,464,399
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	2,000,000	2,007,080

		7,835,757
Gaming and lottery (3.5%)
Bally's Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.143%, 8/6/28	2,431,250	2,330,791
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 1/24/31	995,000	1,001,373
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 1/25/30	1,890,000	1,903,882
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.185%, 1/27/29	937,706	944,350
Great Canadian Gaming Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 9.272%, 11/1/29	1,466,250	1,467,716
Light & Wonder International, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.861%, 4/16/29	2,456,344	2,479,372
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	2,955,000	2,968,859

		13,096,343
Health care (7.7%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 7.823%, 1/27/29	2,229,665	2,242,006
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.573%, 9/29/28	597,474	601,304
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.938%, 5/5/27	2,662,380	2,674,454
Charlotte Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 9.372%, 2/11/28	992,443	1,001,539
CHG Healthcare Services, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 3.50%), 8.275%, 9/29/28	992,500	1,003,045
Concentra Health Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.823%, 6/26/31	1,000,000	1,010,000
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 9.604%, 10/13/29	982,519	936,002
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.573%, 5/6/31	1,285,000	1,291,348
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 11.00%, 4/23/31	2,277,000	2,287,315
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.00%), 6.735%, 11/15/27	1,414,912	1,389,139
Insulet Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 7/31/31	498,711	502,686
Jazz Financing Lux SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 5/5/28 (Luxembourg)	3,597	3,619
Lifepoint Health, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.406%, 5/14/31	1,497,974	1,504,475
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.86%, 10/23/28	2,664,600	2,683,585
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.935%, 10/23/28	—	—
Organon & Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.099%, 5/14/31	1,079,750	1,089,878
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.923%, 4/5/29	701,470	706,731
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.823%, 2/13/31	1,990,000	2,008,089
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.573%, 11/15/28	2,811,899	2,835,421
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 8.735%, 2/1/29	487,500	206,349
Southern Veterinary Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.906%, 10/30/31	689,655	696,796
Surgery Center Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.338%, 12/19/30	1,990,000	2,007,303

		28,681,084
Household furniture and appliances (1.2%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.021%, 2/25/29	2,932,500	2,950,212
TGP Holdings III, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.923%, 6/24/28	1,499,478	1,422,502

		4,372,714
Leisure (0.3%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.573%, 3/18/30	1,181,250	1,177,435

		1,177,435
Lodging/Tourism (0.5%)
Carnival Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.323%, 10/18/28	1,520,217	1,532,569
Carnival Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.323%, 8/9/27	267,170	269,898

		1,802,467
Metals (0.7%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 8/18/30	990,031	1,001,169
TMS International Corp./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.332%, 3/4/30	1,481,316	1,494,277

		2,495,446
Publishing (0.4%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.642%, 3/18/31	1,691,500	1,701,395

		1,701,395
Retail (2.9%)
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.437%, 3/5/28	2,896,711	2,916,626
Johnstone Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.641%, 6/7/31	1,000,000	1,006,695
Kodiak BP, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.323%, 11/26/31	210,582	211,283
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	1,963,234	1,967,258
Peer Holding III BV bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.00%), 7.604%, 6/23/31	1,250,000	1,261,719
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.115%, 3/4/28	1,876,765	1,799,770
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.423%, 1/29/28	1,560,436	1,562,246

		10,725,597
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 9.747%, 2/1/30	1,872,500	1,822,766
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 7.247%, 11/17/28	1,088,861	1,089,846

		2,912,612
Software (5.7%)
AppLovin Corp. bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 2.50%), 9.25%, 10/25/28	1,605,896	1,608,185
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.335%, 7/3/31	2,365,630	2,384,909
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	2,877,179	2,890,514
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.468%, 3/24/31	975,000	980,894
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.573%, 12/1/27	2,454,420	2,479,345
HireRight Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.573%, 9/30/30	1,496,222	1,507,443
IGT Holding IV AB bank term loan FRN (CME Term SOFR 3 Month + 3.65%), 8.742%, 3/31/28	2,943,250	2,965,339
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.823%, 10/5/28	2,547,918	2,566,633
Skopima Consilio Parent, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.187%, 5/17/28	992,500	997,155
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.617%, 1/31/31	2,622,073	2,642,617

		21,023,034
Technology services (3.7%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 8.104%, 2/3/31	2,722,669	2,748,548
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.836%, 1/18/29	1,811,270	1,818,551
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.073%, 5/8/31	575,000	576,978
GoDaddy Operating Co., LLC bank term loan FRN Ser. B7, (CME Term SOFR 1 Month + 1.75%), 6.323%, 8/21/31	1,213,077	1,215,964
Ingram Micro, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.564%, 7/3/28	924,585	933,831
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.823%, 5/3/28	2,766,088	2,773,404
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.573%, 8/31/28	1,964,874	1,978,756
Tempo Acquisition, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.25%), 6.823%, 8/31/28	1,100,806	1,107,945
Tenable, Inc. bank term loan FRN (CME Term SOFR 3 Month + 2.75%), 7.437%, 7/7/28	486,250	488,681

		13,642,658
Textiles (0.2%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.323%, 2/14/30	712,850	721,761

		721,761
Transportation (2.0%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	1,606,500	1,660,719
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.209%, 6/4/29	1,500,000	1,507,238
ASP LS Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.50%), 9.365%, 5/7/28	994,872	447,274
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 4/5/31	630,000	632,410
Savage Enterprises, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.573%, 9/18/28	666,607	669,887
Skymiles IP, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.367%, 9/16/27	367,950	375,819
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	638,775	643,633
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.771%, 2/14/31	1,393,000	1,399,749

		7,336,729
Utilities and power (0.7%)
Calpine Construction Finance Co. LP bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.573%, 7/20/30	2,014,258	2,017,783
Talen Energy Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.024%, 5/17/30	300,408	302,682
Talen Energy Supply, LLC bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 3.50%), 8.024%, 5/17/30	198,071	199,569

		2,520,034

Total senior loans (cost $314,776,600)		$312,852,023

CORPORATE BONDS AND NOTES (3.4%)(a)
	Principal amount	Value
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	$900,000	$937,982
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	400,000	410,071
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	983,472
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	900,000	968,161
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	1,180,000	1,232,130
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	999,462
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	900,000	961,689
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	1,000,000	987,028
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	1,001,345
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28	1,000,000	992,287
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	991,649
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	1,029,219
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	1,045,802

Total corporate bonds and notes (cost $12,121,080)		$12,540,297

SHORT-TERM INVESTMENTS (9.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.78%(AFF)	36,613,829	$36,613,829

Total short-term investments (cost $36,613,829)		$36,613,829
TOTAL INVESTMENTS

Total investments (cost $363,511,509)		$362,006,149

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(1,048,153)	$14,375,000	$1,233,979	12/20/29	500 bp — Quarterly	$313,604

	Total		$(1,048,153)					$313,604
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $371,495,030.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$33,496,135	$78,982,689	$75,864,995	$1,411,522	$36,613,829

	Total Short-term investments	$33,496,135	$78,982,689	$75,864,995	$1,411,522	$36,613,829
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,146,568 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$12,540,297	$—
Senior loans	—	312,852,023	—
Short-term investments	—	36,613,829	—

Totals by level	$—	$362,006,149	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$1,361,757	$—

Totals by level	$—	$1,361,757	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$10,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com